UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Municipal Income
2015 Fund

September 30, 2014

1.932717.103

M15-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.0%
	Principal Amount	Value
Arizona - 5.6%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 D, 4% 7/1/15	$ 100,000	$ 102,696
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/15	910,000	941,987
Northern Arizona Univ. Revs. Series 2012, 3% 6/1/15 (FSA Insured)	200,000	203,604
Phoenix Civic Impt. Board Arpt. Rev. Series 2010 A, 5% 7/1/15	1,750,000	1,811,110
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/15	870,000	901,451
Pima County Swr. Sys. Rev. Series 2011 B, 5% 7/1/15	310,000	321,135
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/15	350,000	360,112
		4,642,095
California - 4.0%
California Gen. Oblig. 5% 6/1/15	250,000	258,025
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/15	2,000,000	2,072,300
Los Angeles Unified School District Series 2011 A1, 5% 7/1/15	750,000	777,113
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor and Gamble Proj.) Series 2009, 5% 7/1/15	200,000	206,524
		3,313,962
Connecticut - 5.7%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Hartford HealthCare Proj.) Series A, 4% 7/1/15	1,000,000	1,027,340
Series 2007 I, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	776,250
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A, 5% 6/15/15 (b)	800,000	825,464
New Haven Gen. Oblig. Series 2013 A, 5% 8/1/15	2,000,000	2,073,380
		4,702,434
Florida - 5.3%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 4% 7/1/15	1,000,000	1,027,340
Citizens Property Ins. Corp. Series 2010 A1, 5% 6/1/15	150,000	154,703
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/15	500,000	518,035
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2005 A, 5% 6/1/15	360,000	371,581
Series 2009 B, 5% 6/1/15	500,000	516,085
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Florida Muni. Pwr. Agcy. Rev. (St. Lucie Proj.) Series 2011 A, 4% 4/1/15	$ 500,000	$ 509,110
Miami-Dade County Pub. Facilities Rev. Series 2005 B, 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	773,925
Port Saint Lucie Gen. Oblig. Series 2014, 2% 7/1/15	505,000	511,378
		4,382,157
Hawaii - 0.6%
Hawaii Arpts. Sys. Rev. Series 2011, 4% 7/1/15 (b)	500,000	513,935
Illinois - 11.6%
Chicago O'Hare Int'l. Arpt. Rev. Series B, 4% 1/1/15	200,000	201,796
Granite City Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 0.7%, tender 5/1/15 (a)(b)	1,000,000	1,001,090
Illinois Gen. Oblig.:
Series 2005, 5% 4/1/15 (AMBAC Insured)	1,500,000	1,533,135
Series 2010, 5% 1/1/15	275,000	278,017
Series 2013, 4% 7/1/15	1,500,000	1,538,610
Illinois Reg'l. Trans. Auth. Series 2002 A, 5.75% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,015,000	1,056,798
Illinois Sales Tax Rev.:
Series 2010, 5% 6/15/15	250,000	258,425
Series 2013, 4% 6/15/15	2,000,000	2,053,420
Railsplitter Tobacco Settlement Auth. Rev. Series 2010, 5% 6/1/15	1,560,000	1,605,942
		9,527,233
Indiana - 1.5%
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,034,770
Purdue Univ. Rev. Series A, 5% 7/1/15	200,000	207,260
		1,242,030
Kentucky - 0.9%
Pikeville Hosp. Rev. Series 2011, 4% 3/1/15	750,000	759,233
Maryland - 0.6%
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 3% 7/1/15	520,000	530,551
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - 5.2%
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 H, 5% 7/1/15	$ 750,000	$ 770,138
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. (Nuclear #6 Proj.) Series 2012 A, 5% 7/1/15	3,380,000	3,499,068
		4,269,206
Michigan - 2.8%
Detroit School District Series 2012 A, 5% 5/1/15	500,000	513,375
Grand Traverse County Hosp. Series 2011 A, 5% 7/1/15	750,000	776,363
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	950,000	975,413
		2,265,151
Missouri - 2.5%
Kansas City Spl. Oblig. 2% 9/1/15	270,000	274,223
Saint Louis Arpt. Rev. Series 2013, 4% 7/1/15	1,705,000	1,751,615
		2,025,838
Nevada - 7.6%
Clark County Arpt. Rev.:
Series 2008 E, 5% 7/1/15	20,000	20,728
Series 2010 D, 5% 7/1/15	1,280,000	1,326,656
Series 2013 C1, 2.5% 7/1/15 (b)	380,000	386,498
5% 7/1/15 (b)	1,500,000	1,554,105
Clark County Fuel Tax Series 2008, 5% 6/1/15 (Escrowed to Maturity)	175,000	180,570
Clark County School District Series 2012 A, 5% 6/15/15	2,000,000	2,067,260
Nevada Gen. Oblig. Series 2011 E, 4% 6/1/15	700,000	717,850
		6,253,667
New Jersey - 10.7%
Atlantic City Gen. Oblig. Series 2005, 4.5% 8/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	225,000	232,094
New Jersey Ctfs. of Prtn. Series 2008 A, 5% 6/15/15	625,000	645,025
New Jersey Econ. Dev. Auth. Rev.:
Series 2012 G, 0.62% 2/1/15 (a)	2,200,000	2,200,506
Series 2012, 5% 6/15/15	1,780,000	1,836,408
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/15	1,975,000	2,042,150
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth. Series 2011 B, 5% 6/15/15	$ 1,635,000	$ 1,686,928
Stafford Township Board Ed. 4.25% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	155,037
		8,798,148
New Mexico - 4.0%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (a)	2,355,000	2,384,226
New Mexico Severance Tax Rev. Series 2011 A2, 5% 7/1/15	900,000	932,598
		3,316,824
New York - 8.5%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2010 A, 4% 5/1/15 (Escrowed to Maturity)	100,000	102,228
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011, 5% 7/1/15	730,000	755,827
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 4% 7/1/15	500,000	513,515
New York City Trust Cultural Resources Rev. Bonds Series 2009 C, 2.1%, tender 7/1/15 (a)	1,250,000	1,267,188
New York Dorm. Auth. Revs.:
Series 2010 A, 5% 7/1/15	1,420,000	1,471,106
Series 2012 A:
3% 7/1/15	235,000	239,768
5% 5/1/15	1,000,000	1,026,040
Saratoga County Cap. Resources Rev. Series A, 3% 7/1/15	380,000	387,710
St. Lawrence County Individual Dev. Agcy. Civic Facilities Rev. 4% 7/1/15	100,000	102,734
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/15	500,000	516,085
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A, 5% 6/1/15	575,000	587,564
		6,969,765
North Carolina - 1.1%
Dare County Ctfs. of Prtn. Series 2012 B, 3% 6/1/15	795,000	809,859
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A, 5% 1/1/15	100,000	101,180
		911,039
Municipal Bonds - continued
	Principal Amount	Value
Ohio - 3.7%
Columbus Gen. Oblig. Series 2005 B, 5% 6/15/15	$ 500,000	$ 517,065
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4% 6/15/15	1,045,000	1,065,984
Hamilton County Hosp. Facilities Rev. Series 2014, 4% 2/1/15	400,000	404,776
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2010 A, 3.375%, tender 7/1/15 (a)	1,000,000	1,018,760
		3,006,585
Oregon - 0.6%
Portland Gen. Oblig. Series 2010 A, 4% 6/1/15	500,000	512,815
Pennsylvania - 7.6%
Allegheny County Hosp. Dev. Auth. Rev. Series 2008 B, 4% 6/15/15	1,275,000	1,309,234
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/15 (FSA Insured)	250,000	257,908
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/15	105,000	107,041
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/15	500,000	509,665
Pennsylvania Indl. Dev. Auth. Rev. Series 2012, 5% 7/1/15	820,000	848,889
Philadelphia Gas Works Rev. Seventeenth Series, 5.375% 7/1/15 (FSA Insured)	500,000	516,860
Philadelphia Gen. Oblig. Series 2013 A, 5% 7/15/15	700,000	725,494
Philadelphia Redev. Auth. Rev. Series 2012, 5% 4/15/15	1,200,000	1,226,244
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/15	750,000	772,958
		6,274,293
Texas - 3.9%
Houston Arpt. Sys. Rev.:
Series 2011 B, 5% 7/1/15	580,000	600,834
Series A, 5% 7/1/15	125,000	129,538
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2008, 5% 5/15/15 (Berkshire Hathaway Assurance Corp. Insured)	435,000	448,163
Series 2010, 5% 5/15/15	500,000	514,940
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/15	$ 500,000	$ 517,230
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (a)	1,000,000	1,002,890
		3,213,595
Washington - 2.4%
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/15	500,000	515,440
Washington Gen. Oblig. Series R 2012A, 5% 7/1/15	1,425,000	1,476,514
		1,991,954
Wisconsin - 0.6%
Milwaukee Swr. Rev. Series S1, 3% 6/1/15	500,000	509,445
TOTAL INVESTMENT PORTFOLIO - 97.0% (Cost $79,552,289)	79,931,955
NET OTHER ASSETS (LIABILITIES) - 3.0%	2,445,020
NET ASSETS - 100%	$ 82,376,975
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $79,552,289. Net unrealized appreciation aggregated $379,666, of which $382,872 related to appreciated investment securities and $3,206 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal Income
2017 Fund

September 30, 2014

1.932719.103

M17-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.2%
	Principal Amount	Value
Alabama - 1.3%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/17	$ 475,000	$ 459,287
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.65%, tender 3/20/17 (b)	1,100,000	1,120,053
		1,579,340
Arizona - 1.3%
Arizona School Facilities Board Ctfs. of Prtn. Series 2013 A2, 5% 9/1/17	150,000	168,230
Arizona Trans. Board Hwy. Rev. Series 2011 A, 5% 7/1/17	415,000	464,385
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2011, 5% 7/1/17	500,000	559,500
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/17	250,000	279,745
		1,471,860
California - 9.4%
California Gen. Oblig. 5% 3/1/17	215,000	238,158
California Pub. Works Board Lease Rev.:
Series 2009 A, 4.75% 4/1/17	625,000	687,975
Series B, 5% 6/1/17 (Escrowed to Maturity)	600,000	671,280
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/17	1,000,000	1,121,910
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 4% 3/1/17	1,000,000	1,082,770
Los Angeles Unified School District:
Series 2011 A1, 4% 7/1/17	500,000	548,215
Series 2014 A, 5% 7/1/17	2,000,000	2,247,340
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/17	250,000	279,968
Newport Beach Rev. Series 2009 A, 5% 12/1/17 (Escrowed to Maturity)	500,000	569,120
Northern California Pwr. Agcy. Rev. Series 2010 A, 5% 6/1/17	500,000	553,220
Oakland Gen. Oblig. Series 2012, 5% 1/15/17	285,000	312,434
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B, 4% 6/1/17	1,390,000	1,505,342
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 4% 6/1/17	150,000	161,663
San Pablo Calif Redev. Agcy. Series 2014 A, 4% 6/15/17 (FSA Insured)	285,000	309,151
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Stockton Unified School District Gen. Oblig. 4% 7/1/17 (FSA Insured)	$ 400,000	$ 432,400
West Contra Costa Unified School District 5% 8/1/17 (FSA Insured)	300,000	335,964
		11,056,910
Colorado - 0.6%
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/17	420,000	466,586
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/17	250,000	279,065
		745,651
Connecticut - 3.7%
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
(Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (b)	465,000	472,919
Series 2014 A, 0.8%, tender 7/26/17 (b)	2,000,000	2,006,680
Series D, 5% 7/1/17	1,000,000	1,102,840
Series I, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	675,000	749,459
		4,331,898
District Of Columbia - 0.9%
District of Columbia Gen. Oblig. Series 2013 A, 5% 6/1/17	1,000,000	1,115,980
Florida - 11.1%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/17	500,000	557,175
Citizens Property Ins. Corp.:
Series 2007 A, 5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	82,678
Series 2009 A1, 5.5% 6/1/17	140,000	157,013
Series 2010 A1:
4% 6/1/17 (FSA Insured)	80,000	86,506
5% 6/1/17 (FSA Insured)	550,000	610,236
5.25% 6/1/17	1,930,000	2,151,873
Series 2012 A1, 5% 6/1/17	750,000	832,140
5.25% 6/1/17 (FSA Insured)	300,000	334,488
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/17	600,000	670,524
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/17	$ 200,000	$ 212,728
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/17 (a)	150,000	167,327
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/17	1,000,000	1,115,220
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/17	1,000,000	1,119,000
Orlando Utils. Commission Util. Sys. Rev. Series 2009 C, 5% 10/1/17	1,000,000	1,127,520
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B, 5% 8/1/17	2,000,000	2,240,960
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/17 (c)	500,000	557,130
Port Saint Lucie Gen. Oblig. Series 2014, 4% 7/1/17	350,000	382,141
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/17	255,000	287,841
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	190,000	214,388
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/17	200,000	223,736
		13,130,624
Georgia - 4.2%
Atlanta Arpt. Rev. Series 2011 A, 5% 1/1/17	270,000	297,019
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 1.375%, tender 4/4/17 (b)	1,070,000	1,077,244
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/17	250,000	274,425
Georgia Gen. Oblig. Series 2014 D, 5% 7/1/17	1,000,000	1,121,040
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2008, 4% 1/1/17	100,000	107,615
Series 2010, 5% 4/1/17	350,000	387,611
Series A, 5.25% 1/1/17	440,000	485,751
Series GG, 5% 1/1/17	515,000	565,681
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/17 (a)	565,000	619,364
		4,935,750
Illinois - 5.0%
Chicago Gen. Oblig.:
Series A, 5.5% 1/1/17	300,000	327,078
5% 1/1/17 (AMBAC Insured)	650,000	696,280
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago Park District Gen. Oblig.:
Series 2011 C, 5% 1/1/17	$ 345,000	$ 378,869
Series 2011 D, 5% 1/1/17	500,000	549,085
Illinois Fin. Auth. Rev.:
Series 2011 A1, 4% 4/1/17	90,000	97,006
Series 2013, 5% 5/15/17	295,000	320,518
Series B, 5% 7/1/17 (Escrowed to Maturity)	15,000	16,794
5% 7/1/17	200,000	222,696
Illinois Gen. Oblig.:
Series 2009, 4% 4/1/17	500,000	532,775
Series 2012, 5% 3/1/17	1,000,000	1,087,540
Series 2014, 4% 2/1/17	1,000,000	1,062,170
Illinois Health Facilities Auth. Rev. Series 2003 A, 5% 5/15/17 (FSA Insured)	250,000	271,358
Illinois Sales Tax Rev.:
Series 2010, 5% 6/15/17	135,000	150,537
5.5% 6/15/17 (FGIC Insured)	75,000	84,633
Metropolitan Pier & Exposition (McCormick Place Expansion Proj.) Series 2002 B, 5.2% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	125,000	136,808
		5,934,147
Indiana - 0.6%
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (b)	500,000	509,090
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 4% 7/15/17	200,000	217,406
		726,496
Maryland - 1.0%
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2012, 4% 7/1/17	500,000	538,805
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 4% 7/1/17	545,000	589,919
		1,128,724
Massachusetts - 4.0%
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. (Emerson College Proj.) Series 2006 A, 5% 1/1/17	850,000	909,356
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 H, 5% 7/1/17	500,000	541,945
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 1.6%, tender 5/1/17 (b)(c)	$ 850,000	$ 858,602
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/17	1,000,000	1,123,480
Massachusetts Health & Edl. Facilities Auth. Rev. Series 2009 D, 5% 7/1/17	100,000	109,799
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. (Pwr. Supply Proj. 6) Series 2011, 5% 7/1/17	1,000,000	1,117,540
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/17	100,000	111,871
		4,772,593
Michigan - 4.9%
Detroit School District Series 2012 A, 5% 5/1/17	1,500,000	1,638,225
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/17	1,000,000	1,090,950
Michigan Hosp. Fin. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) 1.5%, tender 3/15/17 (b)	575,000	586,293
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Escrowed to Maturity)	225,000	256,003
Rochester Cmnty. School District 4% 5/1/17	2,000,000	2,169,920
		5,741,391
Minnesota - 1.0%
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/17	1,000,000	1,119,190
Missouri - 1.0%
Kansas City Spl. Oblig. 3% 9/1/17	350,000	370,241
Saint Louis Arpt. Rev. Series 2013, 5% 7/1/17	730,000	809,891
		1,180,132
Nebraska - 0.5%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/17	500,000	549,205
Nevada - 2.9%
Clark County Arpt. Rev. 5% 7/1/17 (c)	1,000,000	1,110,880
Clark County School District Series 2014 A, 5.5% 6/15/17	2,000,000	2,256,880
		3,367,760
New Hampshire - 2.1%
New Hampshire Gen. Oblig. Series 2010 A, 5% 7/1/17	2,200,000	2,465,650
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - 4.6%
New Jersey Bldg. Auth. State Bldg. Rev. Series 2013 A, 5% 6/15/17	$ 1,000,000	$ 1,098,400
New Jersey Econ. Dev. Auth. Lease (College Avenue Redev. Proj.) Series 2013, 4% 6/15/17	530,000	576,990
New Jersey Econ. Dev. Auth. Rev. Series 2012, 5% 6/15/17	1,580,000	1,744,352
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/17	610,000	672,208
New Jersey Gen. Oblig. Series Q, 5% 8/15/17	300,000	334,638
New Jersey Health Care Facilities Fing. Auth. Rev.:
4% 7/1/17	25,000	27,011
4% 7/1/17	100,000	106,751
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4% 6/15/17	290,000	311,506
Series 2011 B, 5% 6/15/17	500,000	550,320
		5,422,176
New York - 8.9%
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 3% 7/1/17	500,000	527,280
(Univ. Hosp. Proj.) Series 2012, 4% 7/1/17	325,000	348,121
New York City Gen. Oblig.:
Series 2009 H1, 5% 3/1/17	2,310,000	2,552,920
Series 2011 B, 5% 8/1/17	1,680,000	1,881,902
Series 2015 A, 5% 8/1/17	2,000,000	2,240,360
New York Dorm. Auth. Revs. Series 2008 D, 5.25% 8/15/17 (FSA Insured)	395,000	444,592
New York Thruway Auth. Gen. Rev. Series 2014 J, 5% 1/1/17	1,000,000	1,096,520
New York Thruway Auth. Personal Income Tax Rev. Series 2009 A, 5% 3/15/17	100,000	110,918
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/17 (FSA Insured)	225,000	245,482
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/17	200,000	222,870
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/17	710,000	791,146
		10,462,111
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - 0.7%
Dare County Ctfs. of Prtn. Series 2012 B, 4% 6/1/17	$ 385,000	$ 417,479
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2011 A, 5% 1/1/17 (Escrowed to Maturity)	395,000	434,247
		851,726
Ohio - 2.1%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	150,000	164,220
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4% 6/15/17	1,000,000	1,063,970
Franklin County Hosp. Rev. Series 2011 A, 5% 11/15/17	125,000	140,386
Hamilton County Health Care Facilities Rev. 5% 6/1/17	75,000	82,545
Hamilton County Hosp. Facilities Rev. Series 2014, 4% 2/1/17	375,000	400,099
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/17	575,000	630,603
		2,481,823
Pennsylvania - 5.9%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/17 (FSA Insured)	300,000	333,276
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 A, 2.15% 3/1/17	1,000,000	999,290
Commonwealth Fing. Auth. Rev. Series 2013 A2, 4% 6/1/17	250,000	270,468
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/17	200,000	211,916
Monroeville Fin. Auth. UPMC Rev. Series 2012, 4% 2/15/17	1,000,000	1,079,530
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/17	1,240,000	1,353,807
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 2014 A, 4% 2/1/17 (a)	1,000,000	1,078,230
Philadelphia Gas Works Rev. Series 1998 A, 5.25% 8/1/17	500,000	557,315
Philadelphia Wtr. & Wastewtr. Rev. 5% 7/1/17	1,000,000	1,111,460
		6,995,292
Pennsylvania, New Jersey - 0.5%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2012 A, 3% 7/1/17	565,000	593,465
Municipal Bonds - continued
	Principal Amount	Value
Rhode Island - 0.9%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 4% 5/15/17	$ 1,000,000	$ 1,066,030
South Carolina - 0.1%
South Carolina Pub. Svc. Auth. Rev. Series 2010 B, 5% 1/1/17	130,000	142,732
Tennessee - 1.1%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2011 A1, 5% 7/1/17 (c)	1,130,000	1,247,825
Texas - 7.9%
Corpus Christi Util. Sys. Rev. Series 2013, 5% 7/15/17	100,000	111,684
Denton Independent School District Series 2011, 5% 8/15/17	500,000	560,910
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/17	415,000	462,094
La Vernia Higher Ed. Fin. Corp. Ed. Rev. Series 2008 A, 7.125% 2/15/38 (Pre-Refunded to 2/15/17 @ 100)	5,000,000	5,747,543
Lower Colorado River Auth. Transmission Contract Rev. 5% 5/15/17	100,000	110,633
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/17	500,000	556,020
San Antonio Elec. & Gas Sys. Rev. Series 2014, 5% 2/1/17 (a)	1,050,000	1,154,832
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/17	500,000	558,595
Tyler Health Facilities Dev. Corp. Hosp. Rev. Series 2007 A, 5% 7/1/17	100,000	109,063
		9,371,374
Utah - 0.3%
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/17	345,000	385,945
Washington - 4.3%
Energy Northwest Elec. Rev.:
(Proj. 1) Series 2007 C, 5% 7/1/17	1,300,000	1,454,700
Series 2014 A, 5% 7/1/17	1,250,000	1,398,750
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/17 (c)	500,000	548,500
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/17	1,025,000	1,128,115
Washington Gen. Oblig. Series 2008 B, 5% 7/1/17 (FSA Insured)	235,000	263,169
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/17	270,000	302,208
		5,095,442
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 1.4%
Milwaukee Swr. Rev. Series S1, 4% 6/1/17	$ 500,000	$ 539,835
Wisconsin Gen. Oblig. Series 2014 B, 5% 5/1/17	1,000,000	1,114,020
		1,653,855
TOTAL MUNICIPAL BONDS (Cost $109,728,958)		111,123,097
Municipal Notes - 1.0%

Kentucky - 1.0%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17 (Cost $1,076,351)	1,000,000	1,106,850
TOTAL INVESTMENT PORTFOLIO - 95.2% (Cost $110,805,309)		112,229,947
NET OTHER ASSETS (LIABILITIES) - 4.8%		5,704,681
NET ASSETS - 100%		$ 117,934,628
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $110,805,184. Net unrealized appreciation aggregated $1,424,763, of which $1,455,332 related to appreciated investment securities and $30,569 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal Income
2019 Fund

September 30, 2014

1.932721.103

M19-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.5%
	Principal Amount	Value
Arizona - 3.4%
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Projs.) Series 2012 B, 5% 6/1/19	$ 270,000	$ 314,105
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	645,000	729,024
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2006, 5% 7/1/19	600,000	703,626
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/19	500,000	561,050
		2,307,805
California - 6.1%
California Econ. Recovery Series A, 4.6% 7/1/19	1,040,000	1,211,475
California Gen. Oblig. 5.5% 4/1/19	500,000	595,245
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	578,780
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) Series 2009, 5% 7/1/19	335,000	380,426
San Jose Int'l. Arpt. Rev. Series 2014 A, 5% 3/1/19 (a)(c)	1,000,000	1,146,540
Washington Township Health Care District Gen. Oblig. Series 2013 B, 4% 8/1/19	220,000	243,461
		4,155,927
Connecticut - 0.7%
Connecticut Health & Edl. Facilities Auth. Rev. Series 2012 J, 4% 7/1/19	450,000	494,604
Florida - 13.2%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/19	1,000,000	1,164,670
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	255,000	294,533
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	585,850
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/19	800,000	933,744
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/19	455,000	496,678
Florida of Board Governors Atlantic Univ. Parking Facility Series 2013 A, 5% 7/1/19	1,515,000	1,753,916
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/19 (a)	250,000	291,168
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	$ 1,000,000	$ 1,168,180
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B, 4% 8/1/19	975,000	1,090,986
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (c)	500,000	576,615
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/19	500,000	590,510
		8,946,850
Georgia - 1.8%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 2.2%, tender 4/2/19 (b)	1,000,000	1,017,210
Georgia Muni. Elec. Auth. Pwr. Rev. (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	200,000	233,146
		1,250,356
Illinois - 5.6%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 B, 5% 1/1/19	1,000,000	1,152,290
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	325,000	374,205
Illinois Gen. Oblig. Series 2012, 5% 3/1/19	1,000,000	1,110,850
Illinois Sales Tax Rev. Series 2013, 5% 6/15/19	1,000,000	1,161,700
		3,799,045
Indiana - 0.4%
Purdue Univ. Rev. Series A, 5% 7/1/19	250,000	293,808
Iowa - 1.4%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19	870,000	956,008
Maryland - 1.7%
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/19 (c)	1,000,000	1,154,540
Massachusetts - 5.3%
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/19	1,000,000	1,177,190
Massachusetts Spl. Oblig. Rev. Series 2005 A, 5.5% 6/1/19	2,000,000	2,398,740
		3,575,930
Municipal Bonds - continued
	Principal Amount	Value
Michigan - 3.4%
Detroit School District Series 2012 A, 5% 5/1/19	$ 1,000,000	$ 1,133,880
West Ottawa Pub. School District Series 2012 B, 5% 5/1/19	1,000,000	1,156,190
		2,290,070
Minnesota - 2.4%
Hennepin County Sales Tax Rev. Series 2007 A, 5% 12/15/19	595,000	703,361
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	785,000	896,509
		1,599,870
Missouri - 0.4%
Kansas City Spl. Oblig. 4% 9/1/19	250,000	277,728
New Jersey - 12.0%
New Jersey Econ. Dev. Auth. Rev.:
Series 2013 NN, 5% 3/1/19	105,000	118,472
Series 2014 PP, 5% 6/15/19	3,630,000	4,112,605
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	691,164
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/19	500,000	572,925
New Jersey Trans. Trust Fund Auth.:
Series 2003 B, 5.25% 12/15/19	300,000	345,672
Series 2012 AA, 5% 6/15/19	2,000,000	2,268,780
		8,109,618
New Mexico - 1.0%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	600,000	708,180
New York - 17.7%
Nassau County Local Econ. Assistance Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 4% 7/1/19	250,000	276,098
New York City Gen. Oblig.:
Series 2013 J, 5% 8/1/19	2,000,000	2,339,020
5% 3/1/19	3,000,000	3,479,910
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2012 EE, 5% 6/15/19	500,000	585,070
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/19	1,000,000	1,169,520
New York Dorm. Auth. Personal Income Tax Rev. 5% 2/15/19	1,000,000	1,164,420
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	$ 260,000	$ 305,635
New York Thruway Auth. Gen. Rev. Series 2013 A, 5% 5/1/19	1,000,000	1,160,040
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/19 (FSA Insured)	1,000,000	1,140,570
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/19	350,000	406,935
		12,027,218
Ohio - 3.0%
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (First Energy Nuclear Generation Proj.) Series 2006 B, 4%, tender 6/3/19 (b)	1,000,000	1,063,390
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/19	825,000	937,002
		2,000,392
Oregon - 1.6%
Port of Portland Arpt. Rev. Series 22, 4% 7/1/19 (c)	1,000,000	1,111,630
Pennsylvania - 5.4%
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	116,526
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/19	400,000	428,236
Pennsylvania Gen. Oblig. Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	175,000	208,059
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Tenth Series B, 5% 7/1/19 (FSA Insured)	100,000	111,828
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5% 7/1/19	1,000,000	1,162,670
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	800,000	910,488
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/19	670,000	740,993
		3,678,800
Texas - 6.2%
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	500,000	580,340
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Northside Independent School District Bonds Series 2011 A, 2%, tender 6/1/19 (b)	$ 3,000,000	$ 3,061,800
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/19	500,000	582,970
		4,225,110
Virginia - 0.8%
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (b)	500,000	511,260
Washington - 0.2%
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	126,212
Wisconsin - 2.8%
Milwaukee Swr. Rev. Series S1, 5% 6/1/19	1,000,000	1,161,880
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 4%, tender 5/30/19 (b)	650,000	724,081
		1,885,961
TOTAL INVESTMENT PORTFOLIO - 96.5% (Cost $63,555,134)	65,486,922
NET OTHER ASSETS (LIABILITIES) - 3.5%	2,408,833
NET ASSETS - 100%	$ 67,895,755
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $63,555,134. Net unrealized appreciation aggregated $1,931,788, of which $1,946,298 related to appreciated investment securities and $14,510 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal Income
2021 Fund

September 30, 2014

1.932723.103

M21-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.3%
	Principal Amount	Value
Arizona - 3.5%
Tempe Gen. Oblig. Series A, 4% 7/1/21	$ 605,000	$ 680,565
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	345,066
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	597,035
		1,622,666
California - 10.9%
California Gen. Oblig. 5% 3/1/21	600,000	708,402
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2012 A, 5% 4/1/21	500,000	597,315
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) 5% 3/1/21	500,000	587,525
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/21	1,000,000	1,192,930
Los Angeles Unified School District Series 2011 A2, 5% 7/1/21	250,000	302,530
Los Angeles Wastewtr. Sys. Series 2013, 5% 6/1/21	500,000	606,295
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	100,000	122,229
Series 2011 C, 5% 5/1/21 (b)	500,000	585,290
West Contra Costa Unified School District Series 2011, 5% 8/1/21 (FSA Insured)	250,000	297,988
		5,000,504
Colorado - 0.9%
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/21	350,000	420,732
Florida - 10.6%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/21	500,000	593,145
Clearwater Wtr. and Swr. Rev. Series 2011, 5% 12/1/21	250,000	298,880
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	898,605
Florida Dept. of Envir. Protection Rev.:
Series 2011 B, 5% 7/1/21	750,000	892,320
Series 2012 A, 5% 7/1/21	500,000	594,880
Miami-Dade County Expressway Auth. Series 2014 A, 5% 7/1/21	1,000,000	1,181,450
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/21	325,000	386,698
		4,845,978
Municipal Bonds - continued
	Principal Amount	Value
Georgia - 5.2%
Atlanta Arpt. Rev. 5% 1/1/21	$ 1,000,000	$ 1,191,430
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	298,510
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2011 A, 5% 1/1/21	690,000	814,476
Series 2011 B, 5% 1/1/21	85,000	100,280
		2,404,696
Illinois - 7.3%
Chicago Gen. Oblig. 5% 1/1/21	500,000	545,230
Chicago Midway Arpt. Rev. 5% 1/1/21	400,000	467,032
Chicago Park District Gen. Oblig. Series 2014 D, 5% 1/1/21 (a)	1,000,000	1,174,610
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	525,000	604,160
Illinois Gen. Oblig. Series 2012, 5% 3/1/21	500,000	556,990
		3,348,022
Indiana - 1.9%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	235,436
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/21	250,000	295,780
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	357,555
		888,771
Massachusetts - 1.5%
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/21	200,000	239,628
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	465,485
		705,113
Michigan - 5.5%
Detroit School District Series 2012 A, 5% 5/1/21	500,000	577,340
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	240,542
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	581,370
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/21	1,000,000	1,130,210
		2,529,462
Nebraska - 1.3%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/21	500,000	588,590
Municipal Bonds - continued
	Principal Amount	Value
Nevada - 1.4%
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	$ 250,000	$ 296,893
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/21	300,000	349,392
		646,285
New Jersey - 11.2%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	1,000,000	850,560
New Jersey Econ. Dev. Auth. Rev. Series 2011 EE, 5.5% 9/1/21	1,180,000	1,386,175
New Jersey Edl. Facilities Auth. Rev.:
Series 2011 A, 5% 7/1/21	540,000	623,473
Series 2013 A, 5% 7/1/21	100,000	117,870
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/21	1,000,000	1,163,000
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4.25% 6/15/21	100,000	109,889
Series 2011 B, 5% 6/15/21	750,000	858,510
		5,109,477
New York - 10.2%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2009 A, 5.25% 4/1/21	500,000	565,605
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 5% 7/1/21	500,000	575,780
New York City Gen. Oblig. Series 2013 J, 5% 8/1/21	1,000,000	1,190,550
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/21	685,000	819,527
New York Dorm. Auth. Revs. Series 1, 4% 7/1/21	600,000	678,990
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2012 A, 5% 4/1/21	500,000	595,965
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/21	200,000	236,704
		4,663,121
North Carolina - 3.1%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/21	200,000	235,256
Dare County Ctfs. of Prtn. Series 2012 B, 5% 6/1/21	1,000,000	1,188,260
		1,423,516
Municipal Bonds - continued
	Principal Amount	Value
Ohio - 1.3%
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Series 2014, 5% 6/1/21	$ 500,000	$ 602,440
Oregon - 1.7%
Port of Portland Arpt. Rev. Series 22, 5% 7/1/21 (b)	650,000	762,145
Pennsylvania - 5.1%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	409,648
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/21	680,000	763,715
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	500,000	576,490
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	577,240
		2,327,093
South Carolina - 1.8%
Horry County School District Series 2011, 5% 3/1/21	700,000	835,982
Texas - 6.5%
Corpus Christi Util. Sys. Rev.:
Series 2013, 5% 7/15/21	250,000	292,505
5% 7/15/21	750,000	882,668
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/21	250,000	295,708
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	593,490
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/21	70,000	82,622
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (b)	200,000	237,968
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21	500,000	570,785
		2,955,746
Washington - 2.8%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	788,981
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	176,446
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/21	250,000	295,505
		1,260,932
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 2.6%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	$ 1,000,000	$ 1,191,010
TOTAL INVESTMENT PORTFOLIO - 96.3% (Cost $42,070,803)	44,132,281
NET OTHER ASSETS (LIABILITIES) - 3.7%	1,679,182
NET ASSETS - 100%	$ 45,811,463
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $42,070,803. Net unrealized appreciation aggregated $2,061,478, of which $2,096,201 related to appreciated investment securities and $34,723 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal Income
2023 Fund

September 30, 2014

1.958060.101

M23-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.8%
	Principal Amount	Value
Arizona - 3.8%
Tucson Ctfs. of Prtn. Series 2012, 5% 7/1/23 (FSA Insured)	$ 200,000	$ 238,528
Tucson Wtr. Rev. Series 2013 A, 5% 7/1/23	500,000	608,580
		847,108
California - 16.6%
California Gen. Oblig. 4% 2/1/23	500,000	565,695
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 3/1/23	100,000	119,358
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/23	250,000	301,418
Desert Sands Unified School District Series 2013 B, 5% 6/1/23	375,000	457,050
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2013 B, 5% 7/1/23	350,000	431,631
Los Angeles Unified School District Series 2014 C, 5% 7/1/23	500,000	610,355
Los Angeles Wastewtr. Sys. Series 2013 B, 5% 6/1/23	350,000	429,674
Los Angeles Wastewtr. Sys. Rev. Series 2012 B, 4% 6/1/23	60,000	69,189
Riverside County Trans. Commission Toll Rev. Series 2013 A, 0% 6/1/23	200,000	142,650
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A, 5% 6/1/23	200,000	240,440
Stockton Unified School District Gen. Oblig. Series 2012 A, 5% 8/1/23 (FSA Insured)	250,000	295,103
		3,662,563
Colorado - 1.6%
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 5% 6/1/23	200,000	237,174
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/23	100,000	121,704
		358,878
Connecticut - 4.8%
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	100,000	116,975
Hartford Gen. Oblig.:
Series 2013, 5% 4/1/23	300,000	353,559
5% 4/1/23	500,000	589,265
		1,059,799
Municipal Bonds - continued
	Principal Amount	Value
Florida - 1.8%
Miami-Dade County Expressway Auth. Series 2014 A, 4% 7/1/23	$ 200,000	$ 220,452
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	171,187
		391,639
Georgia - 2.5%
Atlanta Arpt. Rev. 5% 1/1/23	250,000	296,910
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG, 5% 1/1/23	210,000	251,481
		548,391
Illinois - 12.6%
Chicago Gen. Oblig. (Cap. Impt. Proj.) Series 1999, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	340,000	246,480
Chicago Midway Arpt. Rev.:
Series 2014 B, 5% 1/1/23	300,000	353,595
5% 1/1/23	400,000	471,460
Chicago O'Hare Int'l. Arpt. Rev. Series 2013 C, 5% 1/1/23 (b)	200,000	232,984
Chicago Park District Gen. Oblig. Series 2013 B, 5% 1/1/23	200,000	236,382
Illinois Gen. Oblig.:
Series 2013, 5% 7/1/23	270,000	296,428
Series 2014, 5% 2/1/23	250,000	274,413
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (FGIC Insured)	75,000	92,043
Illinois Sales Tax Rev. Series 2013, 5% 6/15/23	400,000	479,816
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	18,549
Series 2002 B, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	90,000	92,709
		2,794,859
Indiana - 1.3%
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/23	250,000	292,485
Louisiana - 2.8%
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	540,000	612,241
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - 0.3%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2005 B, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 50,000	$ 63,286
Michigan - 1.9%
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (FSA Insured)	50,000	58,177
Lansing Board of Wtr. & Lt. Util. Rev. Series 2013 A, 5% 7/1/23	300,000	361,974
		420,151
Minnesota - 3.0%
Anoka-Hennepin Independent School District 11 Series 2014 A, 5% 2/1/23	250,000	294,455
Saint Paul Independent School District #625 (SD Cr. Enhancement Prog.) Series 2013 B, 5% 2/1/23	300,000	363,591
		658,046
Nevada - 2.6%
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/23	110,000	132,686
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/23	380,000	445,003
		577,689
New Jersey - 7.9%
New Jersey Econ. Dev. Auth. Rev. Series 2013, 5% 3/1/23	550,000	626,401
New Jersey Edl. Facilities Auth. Rev. Series 2013 A, 5% 7/1/23	100,000	118,574
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2013 A, 5% 7/1/23	200,000	232,898
Series 2013, 5% 7/1/23	200,000	233,572
New Jersey Trans. Trust Fund Auth. 5.75% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	300,590
Rutgers State Univ. Rev. Series 2013 J, 5% 5/1/23	200,000	241,644
		1,753,679
New York - 13.8%
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 5% 7/1/23	250,000	291,333
Series 2014 B, 5% 7/1/23	250,000	291,333
New York City Gen. Oblig. Series 2013 J, 5% 8/1/23	600,000	723,948
New York Dorm. Auth. Personal Income Tax Rev. Series 2014 C, 5% 3/15/23	500,000	605,265
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Urban Dev. Corp. Rev. (State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 625,000	$ 780,500
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/23	300,000	355,980
		3,048,359
Ohio - 4.2%
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	400,000	451,364
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/23	100,000	115,514
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Series 2014, 5% 6/1/23	300,000	367,230
		934,108
Oregon - 1.3%
Port of Portland Arpt. Rev. Series 22, 5% 7/1/23 (b)	250,000	294,510
Pennsylvania - 4.9%
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/23	325,000	365,531
Pennsylvania Gen. Oblig. Series 2014, 5% 7/1/23	500,000	603,290
Philadelphia Wtr. & Wastewtr. Rev. Series 2014 A, 5% 7/1/23	100,000	119,871
		1,088,692
Rhode Island - 1.3%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 5% 5/15/23	250,000	283,848
Texas - 3.5%
Denton Independent School District Series 2014 A, 5% 8/15/23	500,000	609,955
Humble Independent School District Series 2013 B, 5% 2/15/23	140,000	168,027
		777,982
Washington - 5.3%
King County Swr. Rev. Series 2013 A, 5% 1/1/23	50,000	60,628
Port of Seattle Rev. Series 2013, 5% 7/1/23 (b)	250,000	290,073
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (b)	300,000	347,436
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	$ 300,000	$ 333,645
Washington Gen. Oblig. Series 2003 C, 0% 6/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	160,000	130,131
		1,161,913
TOTAL INVESTMENT PORTFOLIO - 97.8% (Cost $21,286,591)	21,630,226
NET OTHER ASSETS (LIABILITIES) - 2.2%	485,887
NET ASSETS - 100%	$ 22,116,113
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $21,286,591. Net unrealized appreciation aggregated $343,635, of which $432,610 related to appreciated investment securities and $88,975 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 28, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 28, 2014